Related Parties - Summary of Compensation to Directors and Executive Officers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key management personnel
Short-term employee benefits	$ 7	$ 4	$ 2
Share-based payment	$ 160	$ 172	$ 24